GuideMark® Large Cap Core Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of Shares		Value
	COMMON STOCKS - 95.12%
	Aerospace & Defense - 1.37%
1,733	Axon Enterprise, Inc. (a)	$338,143
5,826	BWX Technologies, Inc.	416,967
2,687	Curtiss-Wright Corp.	493,494
3,085	General Dynamics Corp.	663,738
1,562	HEICO Corp. - Class A	219,617
2,740	HEICO Corp. (b)	484,816
7,193	Hexcel Corp. (b)	546,812
15,130	Howmet Aerospace, Inc.	749,843
1,770	Huntington Ingalls Industries, Inc.	402,852
1,241	L3Harris Technologies, Inc.	242,951
2,079	Lockheed Martin Corp.	957,130
283	Northrop Grumman Corp.	128,991
9,798	Raytheon Technologies Corp.	959,812
14,058	Textron, Inc.	950,742
4,104	The Boeing Co. (a)	866,601
556	TransDigm Group, Inc.	497,158
		8,919,667
	Air Freight & Logistics - 0.36%
7,207	C.H. Robinson Worldwide, Inc. (b)	679,980
1,872	Expeditors International of Washington, Inc.	226,755
2,843	FedEx Corp.	704,780
2,528	United Parcel Service, Inc. - Class B	453,144
4,525	XPO Logistics, Inc. (a)(b)	266,975
		2,331,634
	Airlines - 0.13%
15,681	United Airlines Holdings, Inc. (a)	860,416
	Auto Components - 0.12%
16,194	BorgWarner, Inc.	792,049
	Automobiles - 1.37%
6,050	Harley-Davidson, Inc. (b)	213,020
25,303	Tesla, Inc. (a)	6,623,566
19,943	Thor Industries, Inc. (b)	2,064,101
		8,900,687
	Banks - 1.79%
45,952	Bank of America Corp.	1,318,363
2,038	BOK Financial Corp. (b)	164,630
30,702	Citigroup, Inc.	1,413,520
6,939	Citizens Financial Group, Inc.	180,969
5,054	Comerica, Inc.	214,087
3,353	Commerce Bancshares, Inc. (b)	163,291
1,926	Cullen Frost Bankers, Inc. (b)	207,103
22,529	F.N.B. Corp. (b)	257,732
107	First Citizens BancShares, Inc. - Class A	137,329
8,593	First Horizon National Corp.	96,843
27,156	JPMorgan Chase & Co.	3,949,569
31,947	KeyCorp	295,190
5,790	Popular, Inc. - ADR	350,411
13,484	Regions Financial Corp.	240,285
8,021	Synovus Financial Corp.	242,635
9,804	Truist Financial Corp.	297,551
2,578	U.S. Bancorp (b)	85,177
28,790	Wells Fargo & Co.	1,228,757
12,504	Western Alliance Bancorp (b)	456,021
2,597	Wintrust Financial Corp.	188,594
5,360	Zions Bancorporation (b)	143,970
		11,632,027
	Beverages - 1.35%
1,634	Boston Beer Co., Inc. - Class A (a)(b)	503,991
3,643	Brown-Forman Corp. - Class A (b)	247,979
2,684	Brown-Forman Corp. - Class B	179,238
633	Constellation Brands, Inc. - Class A	155,800
7,983	Keurig Dr. Pepper, Inc.	249,628
23,419	Molson Coors Brewing Co. - Class B (b)	1,541,907
12,678	Monster Beverage Corp. (a)	728,224
17,481	PepsiCo, Inc.	3,237,831
32,099	The Coca-Cola Co.	1,933,002
		8,777,600
	Biotechnology - 1.67%
6,735	Amgen, Inc.	1,495,305
1,500	Apellis Pharmaceuticals, Inc. (a)	136,650
2,039	Biogen, Inc. (a)	580,809
1,239	BioMarin Pharmaceutical, Inc. (a)(b)	107,397
37,670	Exelixis, Inc. (a)	719,874
17,824	Gilead Sciences, Inc.	1,373,696
10,362	Incyte Corp. (a)	645,034
8,918	Moderna, Inc. (a)	1,083,537
1,545	Regeneron Pharmaceuticals, Inc. (a)	1,110,144
4,783	Sarepta Therapeutics, Inc. (a)(b)	547,749
2,296	Seagen, Inc. (a)	441,888
3,702	United Therapeutics Corp. (a)	817,216
5,127	Vertex Pharmaceuticals, Inc. (a)	1,804,243
		10,863,542
	Broadline Retail - 0.02%
7,884	Coupang, Inc. (a)	137,182
	Building Products - 1.42%
4,380	A. O. Smith Corp.	318,776
2,364	Advanced Drainage Systems, Inc. (b)	268,976
28,867	Builders FirstSource, Inc. (a)	3,925,912
6,661	Johnson Controls International PLC - ADR	453,881
1,985	Lennox International, Inc. (b)	647,249
9,739	Masco Corp.	558,824
15,547	Owens Corning, Inc.	2,028,884
2,209	Trane Technologies PLC - ADR	422,493
9,093	Trex Co., Inc. (a)(b)	596,137
		9,221,132
	Capital Markets - 1.70%
2,137	Affiliated Managers Group, Inc.	320,315
3,761	Ameriprise Financial, Inc.	1,249,254
5,046	Ares Management Corp. - Class A (b)	486,182
283	BlackRock, Inc.	195,593
6,362	Evercore, Inc. - Class A (b)	786,280
1,497	FactSet Research Systems, Inc.	599,773
16,233	Franklin Resources, Inc. (b)	433,583
60,324	Invesco, Ltd. - ADR	1,014,046
16,194	Janus Henderson Group PLC - ADR	441,287
16,834	Lazard, Ltd. - Class A - ADR	538,688
3,658	LPL Financial Holdings, Inc.	795,359
2,500	Moody’s Corp.	869,300
8,216	Morgan Stanley	701,646
5,168	NASDAQ OMX Group, Inc.	257,625
4,850	Raymond James Financial, Inc. (b)	503,284
2,738	SEI Investments Co.	163,240
5,139	State Street Corp.	376,072
9,102	Stifel Financial Corp. (b)	543,116
2,206	The Bank of New York Mellon Corp.	98,211
5,701	The Carlyle Group, Inc. (b)	182,147
9,361	The Charles Schwab Corp.	530,581
		11,085,582
	Chemicals - 1.00%
1,803	Air Products & Chemicals, Inc.	540,053
7,063	CF Industries Holdings, Inc.	490,313
4,624	Corteva, Inc.	264,955
12,363	Dow, Inc.	658,453
24,495	Huntsman Corp.	661,855
2,495	Linde PLC - ADR	950,795
738	NewMarket Corp.	296,765
10,435	Olin Corp.	536,255
6,058	RPM International, Inc. (b)	543,584
19,259	The Mosaic Co.	674,065
7,601	Westlake Chemical Corp.	908,091
		6,525,184
	Commercial Services & Supplies - 0.68%
163,225	ADT, Inc. (b)	984,247
677	Avery Dennison Corp.	116,308
2,738	Cintas Corp.	1,361,005
3,484	Clean Harbors, Inc. (a)(b)	572,874
4,084	Copart, Inc. (a)	372,502
1,417	Republic Services, Inc.	217,042
18,949	Rollins, Inc.	811,586
		4,435,564
	Communications Equipment - 1.28%
5,464	Arista Networks, Inc. (a)	885,496
44,251	Cisco Systems, Inc.	2,289,547
2,096	F5 Networks, Inc. (a)	306,561
6,819	Juniper Networks, Inc.	213,639
4,743	Lumentum Holdings, Inc. (a)(b)	269,070
3,094	Motorola Solutions, Inc.	907,408
4,311	Palo Alto Networks, Inc. (a)(b)	1,101,504
14,898	Qualcomm, Inc.	1,773,458
3,562	Ubiquiti, Inc. (b)	626,022
		8,372,705
	Construction & Engineering - 0.47%
10,326	AECOM	874,509
1,840	EMCOR Group, Inc.	339,995
2,388	KBR, Inc. (b)	155,363
5,246	MasTec, Inc. (a)	618,871
3,867	Quanta Services, Inc.	759,672
6,612	WillScot Mobile Mini Holdings Corp. (a)	315,988
		3,064,398
	Construction Materials - 0.06%
1,087	Eagle Materials, Inc.	202,638
934	Vulcan Materials Co.	210,561
		413,199
	Consumer Finance - 1.33%
56,139	Ally Financial, Inc.	1,516,314
6,569	American Express Co.	1,144,320
13,562	Capital One Financial Corp.	1,483,276
710	Credit Acceptance Corp. (a)(b)	360,630
6,753	Discover Financial Services	789,088
31,579	OneMain Holdings, Inc. (b)	1,379,687
33,642	SLM Corp.	549,038
42,282	Synchrony Financial	1,434,205
		8,656,558
	Consumer Staples Distribution & Retail - 0.16%
44,128	Albertsons Cos., Inc. - Class A (b)	962,873
2,442	Grocery Outlet Holding Corp. (a)	74,750
		1,037,623
	Containers & Packaging - 0.30%
8,343	Ardagh Group SA - ADR (a)(c)(d)(f)	0
4,220	Berry Global Group, Inc.	271,515
19,574	Graphic Packaging Holding Co. (b)	470,363
8,850	Silgan Holdings, Inc. (b)	414,977
3,124	Sonoco Products Co.	184,378
21,610	WestRock Co.	628,203
		1,969,436
	Distributors - 0.29%
5,638	Genuine Parts Co.	954,119
16,411	LKQ Corp.	956,269
		1,910,388
	Diversified Consumer Services - 0.25%
8,659	Grand Canyon Education, Inc. (a)	893,696
23,006	H&R Block, Inc. (b)	733,201
		1,626,897
	Diversified Financial Services - 0.45%
6,074	Apollo Global Management, Inc.	466,544
23,931	Equitable Holdings, Inc.	649,966
36,405	Jefferies Financial Group, Inc.	1,207,554
8,526	Voya Financial, Inc. (b)	611,399
		2,935,463
	Diversified Telecommunication Services - 0.27%
60,189	AT&T, Inc.	960,015
2,020	Iridium Communications, Inc.	125,482
17,961	Verizon Communications, Inc.	667,970
		1,753,467
	Electric Utilities - 0.73%
2,781	American Electric Power Co., Inc. (b)	234,160
5,777	Constellation Energy Corp.	528,884
3,909	Duke Energy Corp.	350,794
5,954	Edison International	413,505
919	Entergy Corp.	89,483
6,207	Exelon Corp.	252,873
7,752	FirstEnergy Corp. (b)	301,398
3,852	Hawaiian Electric Industries, Inc.	139,442
10,069	NextEra Energy, Inc.	747,120
3,838	OGE Energy Corp.	137,823
38,518	PG&E Corp. (a)	665,591
9,698	PPL Corp.	256,609
7,509	The Southern Co.	527,507
2,275	Xcel Energy, Inc.	141,437
		4,786,626
	Electrical Equipment - 0.73%
4,333	Acuity Brands, Inc.	706,626
3,121	Agilent Technologies, Inc.	375,300
2,627	AMETEK, Inc.	425,259
2,896	Eaton Corp. PLC - ADR	582,385
2,018	Enphase Energy, Inc. (a)(b)	337,975
2,389	Hubbell, Inc. (b)	792,097
12,151	nVent Electric PLC - ADR	627,842
1,387	Regal Beloit Corp. (b)	213,459
1,227	Rockwell Automation, Inc. (b)	404,235
3,228	Sensata Technologies Holding PLC - ADR	145,228
5,403	Vertiv Holdings Co.	133,832
		4,744,238
	Electronic Equipment, Instruments & Components - 0.89%
7,464	Amphenol Corp. - Class A	634,067
1,960	Arrow Electronics, Inc. (a)	280,731
2,930	Avnet, Inc.	147,818
1,894	CDW Corp.	347,549
3,738	Cognex Corp.	209,403
3,043	Dolby Laboratories, Inc. - Class A	254,638
7,721	Jabil, Inc.	833,327
3,941	Keysight Technologies, Inc. (a)	659,920
11,309	National Instruments Corp.	649,137
15,037	SYNNEX Corp.	1,413,478
6,713	Vontier Corp.	216,226
461	Zebra Technologies Corp. - Class A (a)	136,378
		5,782,672
	Energy Equipment & Services - 0.13%
12,574	Schlumberger, Ltd. - ADR	617,635
12,333	TechnipFMC PLC - ADR (a)(b)	204,974
		822,609
	Entertainment - 0.70%
3,690	Electronic Arts, Inc.	478,593
2,211	Liberty Media Corp. - Liberty Formula One - Class C (a)	166,444
2,530	Netflix, Inc. (a)	1,114,440
40,582	Playtika Holding Corp. (a)	470,751
2,454	Spotify Technology SA - ADR (a)	393,990
92,458	Warner Bros Discovery, Inc. (a)	1,159,423
7,187	World Wrestling Entertainment, Inc. - Class A (b)	779,574
		4,563,215
	Financial Services - 0.31%
78,008	Corebridge Financial, Inc.	1,377,621
1,909	Shift4 Payments, Inc. - Class A (a)(b)	129,640
96,688	UWM Holdings Corp. (b)	541,453
		2,048,714
	Food & Staples Retailing - 2.16%
6,956	BJ’s Wholesale Club Holdings, Inc. (a)(b)	438,298
4,345	Casey’s General Stores, Inc.	1,059,659
5,759	Costco Wholesale Corp.	3,100,530
26,487	CVS Health Corp.	1,831,046
29,574	Kroger Co.	1,389,978
9,659	Performance Food Group Co. (a)	581,858
13,672	SYSCO Corp.	1,014,462
24,257	US Foods Holding Corp. (a)	1,067,308
10,100	Walgreens Boots Alliance, Inc. (b)	287,749
20,888	Walmart, Inc.	3,283,176
		14,054,064
	Food Products - 1.53%
13,453	Archer-Daniels-Midland Co.	1,016,509
828	Bunge, Ltd. - ADR	78,122
9,731	Campbell Soup Co. (b)	444,804
13,114	ConAgra Brands, Inc. (b)	442,204
1,855	Darling International, Inc. (a)	118,330
31,288	Flowers Foods, Inc.	778,445
11,926	General Mills, Inc.	914,724
1,729	Hormel Foods Corp. (b)	69,540
4,284	Ingredion, Inc.	453,890
3,708	Kellogg Co. (b)	249,919
6,551	Lamb Weston Holdings, Inc.	753,037
8,527	Mondelez International, Inc. - Class A	621,959
10,014	Pilgrim’s Pride Corp. (a)	215,201
12,414	Post Holdings, Inc. (a)(b)	1,075,673
4,385	The Hershey Co.	1,094,935
3,750	The J.M. Smucker Co.	553,763
20,369	The Kraft Heinz Co. (b)	723,100
6,565	Tyson Foods, Inc. - Class A	335,078
		9,939,233
	Gas Utilities - 0.31%
1,150	Atmos Energy Corp.	133,791
22,796	EQT Corp.	937,599
6,556	National Fuel Gas Co. (b)	336,716
21,910	UGI Corp. (b)	590,913
		1,999,019
	Ground Transportation - 0.04%
9,554	Schneider National, Inc. - Class B (b)	274,391
	Health Care Equipment & Supplies - 1.26%
1,637	Align Technology, Inc. (a)	578,909
10,412	Boston Scientific Corp. (a)	563,185
3,246	Danaher Corp.	779,040
4,524	Dentsply Sirona, Inc.	181,050
3,678	DexCom, Inc. (a)	472,660
8,629	Edwards Lifesciences Corp. (a)	813,973
5,153	Globus Medical, Inc. - Class A (a)(b)	306,810
1,747	Hologic, Inc. (a)	141,455
2,005	IDEXX Laboratories, Inc. (a)	1,006,971
1,333	Insulet Corp. (a)	384,357
1,769	Intuitive Surgical, Inc. (a)	604,892
2,552	Novocure, Ltd. - ADR (a)	105,908
1,138	Penumbra, Inc. (a)(b)	391,540
1,982	ResMed, Inc.	433,067
663	Shockwave Medical, Inc. (a)	189,227
1,946	Stryker Corp.	593,705
4,022	Tandem Diabetes Care, Inc. (a)	98,700
477	West Pharmaceutical Services, Inc.	182,438
2,425	Zimmer Biomet Holdings, Inc.	353,080
		8,180,967
	Health Care Providers & Services - 2.96%
4,223	Amedisys, Inc. (a)	386,151
2,943	AmerisourceBergen Corp.	566,322
3,247	Anthem, Inc.	1,442,610
8,553	Cardinal Health, Inc.	808,857
24,052	Centene Corp. (a)	1,622,307
1,178	Chemed Corp.	638,087
7,964	Cigna Corp.	2,234,698
895	DaVita, Inc. (a)	89,921
5,009	Encompass Health Corp.	339,159
2,409	HCA Healthcare, Inc.	731,083
7,263	Henry Schein, Inc. (a)	589,029
2,164	Humana, Inc.	967,589
2,082	Laboratory Corp. of America Holdings	502,449
2,444	McKesson Corp.	1,044,346
856	Molina Healthcare, Inc. (a)	257,861
1,510	PerkinElmer, Inc.	179,373
10,378	Premier, Inc. - Class A	287,056
2,505	Quest Diagnostics, Inc.	352,103
1,612	Tenet Healthcare Corp. (a)	131,185
11,890	UnitedHealth Group, Inc.	5,714,810
2,553	Universal Health Services, Inc. - Class B	402,787
		19,287,783
	Health Care Technology - 0.04%
815	Inspire Medical Systems, Inc. (a)	264,582
	Hotels, Restaurants & Leisure - 1.58%
1,224	Airbnb, Inc. - Class A (a)	156,868
15,155	Aramark	652,423
5,739	Boyd Gaming Corp.	398,114
165	Chipotle Mexican Grill, Inc. (a)	352,935
2,383	Darden Restaurants, Inc. (b)	398,152
2,309	Domino’s Pizza, Inc.	778,110
5,032	DraftKings, Inc. - Class A (a)	133,700
2,541	Hyatt Hotels Corp. - Class A (b)	291,148
4,399	Las Vegas Sands Corp. (a)	255,142
1,742	Marriott International, Inc. - Class A	319,988
3,034	Marriott Vacations Worldwide Corp. (b)	372,332
5,144	McDonald’s Corp.	1,535,021
13,342	MGM Resorts International	585,981
58,775	Penn National Gaming, Inc. (a)(b)	1,412,363
2,114	Royal Caribbean Cruises, Ltd. - ADR (a)	219,306
6,472	Starbucks Corp.	641,116
1,768	Texas Roadhouse, Inc.	198,511
2,291	Wingstop, Inc. (b)	458,567
1,806	Wynn Resorts, Ltd.	190,732
6,813	Yum! Brands, Inc.	943,941
		10,294,450
	Household Durables - 0.95%
2,785	DR Horton, Inc.	338,907
901	Garmin, Ltd. - ADR	93,965
11,585	Lennar Corp. - Class A	1,451,716
10,454	Lennar Corp. - Class B	1,181,093
98	NVR, Inc. (a)	622,361
3,230	PulteGroup, Inc.	250,906
14,750	Tempur Sealy International, Inc. (b)	591,033
20,671	Toll Brothers, Inc.	1,634,456
		6,164,437
	Household Products - 0.89%
2,917	Clorox Co.	463,920
13,377	Colgate-Palmolive Co.	1,030,564
2,245	Kimberly-Clark Corp.	309,945
26,426	The Procter & Gamble Co.	4,009,881
		5,814,310
	Independent Power and Renewable Electricity Producers - 0.25%
17,587	Brookfield Renewable Corp. - Class A - ADR	554,342
10,359	Clearway Energy, Inc. - Class A	279,693
10,125	Clearway Energy, Inc. - Class C	289,170
4,665	NRG Energy, Inc.	174,425
13,460	Vistra Energy Corp.	353,325
		1,650,955
	Industrial Conglomerates - 0.59%
2,850	3M Co.	285,257
2,727	Carlisle Companies, Inc.	699,557
9,886	General Electric Co.	1,085,977
4,839	Honeywell International, Inc.	1,004,093
209	Seaboard Corp.	744,190
		3,819,074
	Insurance - 3.28%
8,281	Aflac, Inc.	578,014
2,958	American Financial Group, Inc.	351,262
25,785	American International Group, Inc.	1,483,669
1,788	Aon PLC - Class A - ADR	617,218
8,628	Arch Capital Group, Ltd. - ADR (a)	645,806
3,800	Arthur J. Gallagher & Co.	834,366
2,459	Assured Guaranty, Ltd. - ADR	137,212
14,508	Berkshire Hathaway, Inc. - Class B (a)	4,947,228
20,908	Brighthouse Financial, Inc. (a)(b)	989,994
2,064	Chubb, Ltd. - ADR	397,444
8,141	CNA Financial Corp.	314,405
1,230	Everest Re Group, Ltd. - ADR	420,488
6,056	Fidelity National Financial, Inc.	218,016
3,785	Globe Life, Inc.	414,912
4,677	Hartford Financial Services Group, Inc.	336,837
5,876	Loews Corp.	348,917
8,724	Marsh & McLennan Cos., Inc.	1,640,810
11,741	MetLife, Inc.	663,719
25,640	Old Republic International Corp. (b)	645,359
1,676	Primerica, Inc. (b)	331,446
12,055	Principal Financial Group, Inc. (b)	914,251
3,297	Reinsurance Group of America, Inc.	457,261
997	RenaissanceRe Holdings, Ltd. - ADR	185,960
6,185	Ryan Specialty Holdings, Inc. (a)(b)	277,645
5,934	The Progressive Corp.	785,483
1,983	The Travelers Cos., Inc.	344,368
30,546	Unum Group	1,457,044
1,437	W.R. Berkley Corp.	85,588
186	White Mountains Insurance Group, Ltd. - ADR	258,337
1,184	Willis Towers Watson PLC - ADR	278,832
		21,361,891
	Interactive Media & Services - 4.13%
73,078	Alphabet, Inc. - Class A (a)	8,747,437
65,192	Alphabet, Inc. - Class C (a)	7,886,276
11,622	Match Group, Inc. (a)	486,381
28,310	Meta Platforms, Inc. - Class A (a)	8,124,404
31,325	Pinterest, Inc. - Class A (a)	856,425
15,540	TripAdvisor, Inc. (a)	256,255
5,597	Zillow Group, Inc. - Class A (a)	275,372
6,011	Zillow Group, Inc. - Class C (a)	302,113
		26,934,663
	Internet & Direct Marketing Retail - 2.73%
112,535	Amazon.com, Inc. (a)	14,670,063
451	Booking Holdings, Inc. (a)	1,217,849
5,477	eBay, Inc.	244,767
6,469	Etsy, Inc. (a)(b)	547,342
2,939	Expedia Group, Inc. (a)	321,497
12,445	Wayfair, Inc. - Class A (a)(b)	809,049
		17,810,567
	IT Services - 3.48%
7,973	Accenture PLC - Class A - ADR	2,460,308
5,531	Akamai Technologies, Inc. (a)	497,071
7,417	Amdocs, Ltd. - ADR	733,170
5,749	Booz Allen Hamilton Holding Corp.	641,588
3,279	CACI International, Inc. - Class A (a)	1,117,614
14,162	Cognizant Technology Solutions Corp. - Class A	924,495
10,776	Concentrix Corp. (b)	870,162
92,322	DXC Technology Co. (a)	2,466,844
1,505	EPAM Systems, Inc. (a)	338,249
1,771	Euronet Worldwide, Inc. (a)	207,862
8,493	Fiserv, Inc. (a)(b)	1,071,392
487	FleetCor Technologies, Inc. (a)	122,276
2,805	Gartner, Inc. (a)	982,620
5,124	Genpact, Ltd. - ADR	192,509
3,806	GoDaddy, Inc. - Class A (a)	285,945
3,174	Leidos Holdings, Inc.	280,836
8,346	MasterCard, Inc. - Class A	3,282,482
5,565	Paychex, Inc.	622,557
5,042	Science Applications International Corp.	567,124
36,755	The Western Union Co.	431,136
1,131	T-Mobile USA, Inc. (a)	157,096
4,454	VeriSign, Inc. (a)	1,006,470
14,376	Visa, Inc. - Class A (b)	3,414,013
		22,673,819
	Leisure Products - 0.28%
17,833	Mattel, Inc. (a)	348,457
1,427	Polaris Industries, Inc. (b)	172,567
1,472	Pool Corp. (b)	551,470
19,673	YETI Holdings, Inc. (a)(b)	764,099
		1,836,593
	Life Sciences Tools & Services - 0.81%
3,733	10X Genomics, Inc. - Class A (a)(b)	208,451
11,646	Avantor, Inc. (a)	239,209
2,723	Bruker Corp.	201,284
426	IQVIA Holdings, Inc. (a)	95,752
581	Mettler-Toledo International, Inc. (a)	762,063
47,681	Syneos Health, Inc. (a)	2,009,277
2,328	Thermo Fisher Scientific, Inc.	1,214,634
1,994	Waters Corp. (a)(b)	531,481
		5,262,151
	Machinery - 2.58%
1,851	AGCO Corp.	243,258
12,055	Allison Transmission Holdings, Inc.	680,625
2,707	Caterpillar, Inc.	666,057
1,039	Crane Co.	92,596
3,427	Crane NXT Co.	193,420
2,273	Cummins, Inc.	557,249
2,209	Deere & Co.	895,065
9,498	Donaldson Co., Inc.	593,720
14,290	Esab Corp. (b)	950,857
2,729	Fortive Corp.	204,047
108,007	Gates Industrial Corp PLC - ADR (a)	1,455,934
5,597	Graco, Inc.	483,301
1,468	IDEX Corp.	316,002
3,905	Illinois Tool Works, Inc.	976,875
4,557	Ingersoll Rand, Inc.	297,845
1,760	ITT, Inc.	164,050
5,119	Lincoln Electric Holdings, Inc. (b)	1,016,787
2,270	Nordson Corp. (b)	563,369
11,912	Oshkosh Corp.	1,031,460
8,041	Otis Worldwide Corp.	715,729
9,302	PACCAR, Inc.	778,112
1,926	Parker-Hannifin Corp.	751,217
2,044	Snap-on, Inc.	589,060
3,656	The Timken Co.	334,634
5,584	The Toro Co.	567,614
1,832	Valmont Industries, Inc.	533,204
6,174	Wabtec Corp.	677,102
4,131	Xylem, Inc.	465,233
		16,794,422
	Marine - 0.04%
3,493	Kirby Corp. (a)	268,786
	Media - 1.41%
37,405	Comcast Corp. - Class A	1,554,178
27,059	Fox Corp. - Class A	920,006
28,555	Fox Corp. - Class B	910,619
34,791	Liberty Media Corp.-Liberty SiriusXM - Class A (a)	1,141,493
35,418	Liberty Media Corp.-Liberty SiriusXM - Class C (a)	1,159,231
44,145	News Corp. - Class A	860,827
40,748	News Corp. - Class B	803,551
4,542	Nexstar Media Group, Inc. (b)	756,470
2,681	Omnicom Group, Inc.	255,097
84,549	Sirius XM Holdings, Inc. (b)	383,007
4,878	The Interpublic Group of Companies, Inc.	188,193
6,819	The New York Times Co. - Class A (b)	268,532
		9,201,204
	Metals & Mining - 1.04%
50,438	Cleveland-Cliffs, Inc. (a)	845,341
9,522	Nucor Corp.	1,561,418
6,398	Reliance Steel & Aluminum Co.	1,737,633
13,343	Steel Dynamics, Inc.	1,453,453
46,935	United States Steel Corp. (b)	1,173,844
		6,771,689
	Multiline Retail - 0.92%
2,830	Burlington Stores, Inc. (a)	445,414
4,707	Dollar General Corp.	799,155
3,988	Dollar Tree, Inc. (a)	572,278
22,127	Kohl’s Corp. (b)	510,027
120,282	Macy’s, Inc. (b)	1,930,526
42,391	Nordstrom, Inc. (b)	867,744
6,457	Target Corp.	851,678
		5,976,822
	Multi-Utilities - 0.24%
2,221	CenterPoint Energy, Inc.	64,742
6,339	Consolidated Edison, Inc.	573,045
3,430	Dominion Energy, Inc.	177,640
3,096	DTE Energy Co.	340,622
7,413	MDU Resources Group, Inc.	155,228
3,923	NiSource, Inc.	107,294
1,030	Sempra Energy	149,958
		1,568,529
	Oil, Gas & Consumable Fuels - 4.23%
25,738	Antero Midstream Corp.	298,561
27,087	Antero Resources Corp. (a)	623,814
19,839	APA Corp.	677,899
16,111	Cabot Oil & Gas Corp.	407,608
2,554	Cheniere Energy, Inc.	389,127
5,765	Chesapeake Energy Corp. (b)	482,415
20,726	Chevron Corp.	3,261,236
15,411	ConocoPhillips	1,596,734
14,590	Devon Energy Corp.	705,281
3,471	Diamondback Energy, Inc.	455,950
10,037	EOG Resources, Inc.	1,148,634
51,037	Exxon Mobil Corp.	5,473,718
4,967	Hess Corp.	675,264
22,678	HF Sinclair Corp.	1,011,666
33,135	Marathon Oil Corp.	762,768
16,731	Marathon Petroleum Corp.	1,950,835
11,600	Occidental Petroleum Corp. (b)	682,080
6,520	ONEOK, Inc. (b)	402,414
16,916	OVINTIV, Inc.	643,992
9,105	PDC Energy, Inc.	647,730
15,129	Phillips 66	1,443,004
3,162	Pioneer Natural Resources Co.	655,103
11,115	Range Resources Corp.	326,781
114,794	Southwestern Energy Co. (a)	689,912
6,923	Targa Resources Corp.	526,840
70	Texas Pacific Land Corp. (b)	92,155
12,955	Valero Energy Corp.	1,519,621
		27,551,142
	Paper & Forest Products - 0.17%
15,112	Louisiana-Pacific Corp. (b)	1,133,098
	Personal Care Products - 0.02%
39,892	Olaplex Holdings, Inc. (a)(b)	148,398
	Personal Products - 0.25%
83,307	Coty, Inc. - Class A (a)	1,023,843
3,254	The Estee Lauder Cos., Inc. - Class A	639,021
		1,662,864
	Pharmaceuticals - 4.57%
13,436	Abbott Laboratories	1,464,793
26,086	AbbVie, Inc.	3,514,567
35,762	Bristol-Myers Squibb Co.	2,286,980
143,625	Elanco Animal Health, Inc. (a)	1,444,867
11,642	Eli Lilly & Co.	5,459,865
3,875	Horizon Therapeutics PLC - ADR (a)	398,544
2,516	Jazz Pharmaceuticals PLC - ADR (a)	311,909
31,348	Johnson & Johnson	5,188,721
35,269	Merck & Co., Inc.	4,069,690
3,999	Perrigo Co. PLC - ADR	135,766
73,961	Pfizer, Inc.	2,712,889
2,426	Royalty Pharma PLC - Class A - ADR	74,575
201,945	Viatris, Inc.	2,015,411
3,939	Zoetis, Inc.	678,335
		29,756,912
	Professional Services - 0.45%
4,365	CoStar Group, Inc. (a)	388,485
11,443	Dun & Bradstreet Holdings, Inc. (b)	132,396
2,315	FTI Consulting, Inc. (a)(b)	440,313
13,663	ManpowerGroup, Inc.	1,084,842
10,463	Robert Half International, Inc.	787,027
568	Verisk Analytics, Inc.	128,385
		2,961,448
	Real Estate Management & Development - 0.07%
5,469	CBRE Group, Inc. - Class A (a)	441,403
	Road & Rail - 0.57%
1,036	J.B. Hunt Transport Services, Inc.	187,547
22,310	Knight-Swift Transportation Holdings, Inc.	1,239,543
5,668	Landstar System, Inc. (b)	1,091,317
2,124	Old Dominion Freight Line, Inc. (b)	785,349
9,264	Uber Technologies, Inc. (a)	399,927
		3,703,683
	Semiconductors & Semiconductor Equipment - 5.68%
10,991	Advanced Micro Devices, Inc. (a)	1,251,985
16,911	Allegro MicroSystems, Inc. (a)(b)	763,362
3,577	Analog Devices, Inc.	696,835
11,859	Applied Materials, Inc.	1,714,100
5,196	Broadcom, Inc.	4,507,166
10,690	Cirrus Logic, Inc. (a)	865,997
3,152	First Solar, Inc. (a)	599,164
19,238	Intel Corp.	643,319
3,029	KLA-Tencor Corp.	1,469,126
1,998	Lam Research Corp.	1,284,434
9,114	Lattice Semiconductor Corp. (a)(b)	875,582
6,571	Microchip Technology, Inc.	588,696
15,876	Micron Technology, Inc.	1,001,934
7,699	MKS Instruments, Inc. (b)	832,262
1,600	Monolithic Power Systems, Inc. (b)	864,368
31,886	NVIDIA Corp.	13,488,416
17,003	ON Semiconductor Corp. (a)	1,608,144
7,249	Qorvo, Inc. (a)	739,615
5,104	Skyworks Solutions, Inc.	564,962
7,059	Teradyne, Inc. (b)	785,878
10,294	Texas Instruments, Inc.	1,853,126
		36,998,471
	Software - 9.73%
5,758	Adobe Systems, Inc. (a)	2,815,604
5,948	Alteryx, Inc. - Class A (a)(b)	270,039
65,751	AppLovin Corp. - Class A (a)(b)	1,691,773
4,644	Atlassian Corp. - Class A (a)	779,310
3,212	Autodesk, Inc. (a)	657,207
7,846	Cadence Design System, Inc. (a)	1,840,044
4,629	Datadog, Inc. - Class A (a)	455,401
11,768	DocuSign, Inc. (a)	601,227
34,397	Dropbox, Inc. - Class A (a)	917,368
4,833	Elastic NV - ADR (a)	309,892
1,413	Fair Isaac Corp. (a)	1,143,414
18,088	Fortinet, Inc. (a)	1,367,272
7,015	Gen Digital, Inc.	130,128
1,678	HubSpot, Inc. (a)	892,847
15,025	Informatica, Inc. - Class A (a)	277,962
2,045	Intuit, Inc.	936,999
2,996	Jack Henry & Associates, Inc. (b)	501,321
5,113	Manhattan Associates, Inc. (a)	1,021,986
108,851	Microsoft Corp.	37,068,120
5,866	New Relic, Inc. (a)	383,871
20,581	Nutanix, Inc. - Class A (a)(b)	577,297
9,562	Oracle Corp.	1,138,739
17,369	Pegasystems, Inc. (b)	856,292
15,070	RingCentral, Inc. - Class A (a)	493,241
6,728	salesforce.com, Inc. (a)	1,421,357
2,067	ServiceNow, Inc. (a)	1,161,592
11,043	Smartsheet, Inc. - Class A (a)	422,505
4,353	Splunk, Inc. (a)	461,810
4,607	SS&C Technologies Holdings, Inc.	279,184
2,941	Synopsys, Inc. (a)	1,280,541
2,806	VMware, Inc. - Class A (a)	403,194
1,466	Workday, Inc. - Class A (a)(b)	331,155
7,380	Zoom Video Communications, Inc. - Class A (a)	500,954
		63,389,646
	Specialty Retail - 3.86%
2,873	Advance Auto Parts, Inc.	201,972
16,697	AutoNation, Inc. (a)(b)	2,748,493
642	AutoZone, Inc. (a)	1,600,737
16,766	Bath & Body Works, Inc.	628,725
7,733	Best Buy Co., Inc.	633,719
797	CarMax, Inc. (a)(b)	66,709
7,880	Dick’s Sporting Goods, Inc. (b)	1,041,657
2,505	Floor & Decor Holdings, Inc. - Class A (a)(b)	260,420
7,342	GameStop Corp. - Class A (a)(b)	178,043
855	Lithia Motors, Inc. (b)	260,014
9,813	Lowe’s Cos., Inc.	2,214,794
2,117	O’Reilly Automotive, Inc. (a)	2,022,370
14,523	Penske Automotive Group, Inc. (b)	2,419,967
15,559	Petco Health & Wellness Co., Inc. (a)	138,475
5,183	Ross Stores, Inc.	581,170
2,142	Sherwin-Williams Co.	568,744
91,548	The Gap, Inc. (b)	817,524
12,073	The Home Depot, Inc.	3,750,357
17,885	The TJX Cos., Inc.	1,516,469
4,309	Tractor Supply Co. (b)	952,720
2,927	Ulta Beauty, Inc. (a)	1,377,432
18,240	Victoria’s Secret & Co. (a)	317,923
7,041	Williams Sonoma, Inc. (b)	881,111
		25,179,545
	Technology Hardware, Storage & Peripherals - 7.63%
219,916	Apple, Inc.	42,657,106
28,897	Hewlett Packard Enterprise Co. (b)	485,470
8,397	HP, Inc.	257,872
11,395	International Business Machines Corp.	1,524,765
81,451	NCR Corp. (a)	2,052,565
6,077	NetApp, Inc.	464,283
18,395	Pure Storage, Inc. - Class A (a)	677,304
29,616	Teradata Corp. (a)	1,581,790
		49,701,155
	Textiles, Apparel & Luxury Goods - 1.54%
10,991	Capri Holdings, Ltd. - ADR (a)	394,467
7,250	Carter’s, Inc. (b)	526,350
6,335	Columbia Sportswear Co. (b)	489,316
1,814	Crocs, Inc. (a)	203,966
2,479	Deckers Outdoor Corp. (a)	1,308,069
3,166	lululemon athletica, Inc. (a)	1,198,331
12,032	NIKE, Inc. - Class B	1,327,972
11,479	PVH Corp.	975,371
5,968	Ralph Lauren Corp. (b)	735,854
12,142	Skechers U.S.A., Inc. - Class A (a)	639,398
21,603	Tapestry, Inc.	924,608
84,910	Under Armour, Inc. - Class A (a)	613,050
74,351	Under Armour, Inc. - Class C (a)	498,895
10,118	VF Corp.	193,153
		10,028,800
	Thrifts & Mortgage Finance - 0.09%
35,667	MGIC Investment Corp.	563,182
	Tobacco - 0.33%
20,158	Altria Group, Inc.	913,158
12,657	Philip Morris International, Inc.	1,235,576
		2,148,734
	Trading Companies & Distributors - 1.10%
2,823	Air Lease Corp.	118,143
7,941	Core & Main, Inc. - Class A (a)	248,871
14,970	Fastenal Co.	883,080
2,522	Ferguson Plc - ADR	396,736
7,330	MSC Industrial Direct Co., Inc. - Class A	698,402
3,415	SiteOne Landscape Supply, Inc. (a)(b)	571,534
760	United Rentals, Inc.	338,481
36,323	Univar Solutions, Inc. (a)	1,301,816
1,961	W.W. Grainger, Inc.	1,546,425
1,989	Watsco, Inc. (b)	758,744
1,627	WESCO International, Inc. (b)	291,331
		7,153,563
	Total Common Stocks (Cost $378,532,724)	619,696,919

	INVESTMENT COMPANIES - 3.35%
	Domestic Equity Funds - 3.35%
53,515	Vanguard S&P 500 ETF	21,795,589
	Total Investment Companies (Cost $16,216,642)	21,795,589

	REAL ESTATE INVESTMENT TRUSTS - 1.00%
13,991	Annaly Capital Management, Inc. (b)	279,960
3,358	Boston Properties, Inc.	193,387
5,185	EPR Properties (b)	242,658
2,859	Gaming and Leisure Properties, Inc.	138,547
15,408	Highwoods Properties, Inc.	368,405
16,370	Host Hotels & Resorts, Inc. (b)	275,507
7,387	Iron Mountain, Inc. (b)	419,730
16,166	Kilroy Realty Corp. (b)	486,435
105,140	Rithm Capital Corp. (b)	983,059
140,437	Park Hotels & Resorts, Inc. (b)	1,800,402
2,108	Realty Income Corp. (b)	126,037
9,456	Starwood Property Trust, Inc. (b)	183,447
9,704	VICI Properties, Inc.	304,997
40,157	Vornado Realty Trust (b)	728,448
	Total Real Estate Investment Trusts (Cost $6,712,728)	6,531,019

	SHORT TERM INVESTMENTS - 0.46%
	Money Market Funds - 0.46%
3,022,531	JPMorgan US Government Money Market Fund
	Effective Yield, 5.03% (e)	3,022,531
	Total Short Term Investments (Cost $3,022,531)	3,022,531

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 11.71%
76,253,651	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.22% (e)	76,253,651
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $76,253,651)	76,253,651

	Total Investments (Cost $480,738,276) - 111.64%	727,299,709
	Liabilities in Excess of Other Assets - (11.64)%	(75,837,588)
	TOTAL NET ASSETS - 100.00%	$651,462,121

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	As of June 30, 2023, the Valuation Committee has fair valued this security. The value of this security was $0, which represents 0.00% of total assets.
(e)	Seven-day yield as of June 30, 2023.
(f)	This security has been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.

Glossary of Terms
ADR -	American Depositary Receipt